Standards issued but not effective	12 Months Ended
Dec. 31, 2017
Disclosure Of Standards Issued But Not Effective [Line Items]
Disclosure of initial application of standards or interpretations [text block]
4.	Standards issued but not effective

The relevant standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these standards, if applicable, when they become effective.

IFRS 9 Financial Instruments
In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date and will not restate comparative information.

During 2017, the Group performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position or equity from the adoption of IFRS 9. In addition, the Group will adopt changes in certain financial instruments.

(a)	Classification and measurement
As discussed in more detail in note 2.1(n), the Group recorded an embedded derivative for its sales of metal in concentrate that is disclosure separated from the accounts receivable in the consolidated statement of financial statement. On adoption of IFRS 9, the embedded derivative will no longer be separated from the concentrate receivables as the receivables are not expected to give rise to cash flows that represent solely payments of principal and interest. Instead, the receivables will be accounted for as one instrument and measured at fair value through profit or loss, with subsequent change in fair value recognized in the statement of profit or loss.

There will be no impact on financial liabilities.

For other financial assets currently measured at fair value, the Group will continue to classify and measure these at fair value.

(b)	Impairment
IFRS 9 requires the Group to record an expected credit loss for its debt instruments, loans and account receivables measured at fair value, regardless of the period. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables measure at amortized cost. Given the short term nature of these receivables, the Group does not expect these changes will have a significant impact in the consolidated financial statements of the Group.

(c)	Hedge accounting
The Group has determined that all hedge transactions that are currently designated as effective hedges will continue to qualify as hedge accounting under IFRS 9. The Group has chosen not to retrospectively apply IFRS 9 at the time of transition for those hedges designated as hedges under IAS 39. As IFRS 9 does not change the main principles of how an entity should record the effective hedges, or apply the requirements of IFRS 9 on hedge accounting.

IFRS 15 Revenue from Contracts with Customers
IFRS 15 was issued in May 2014, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration agreed with the customer. The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1 2018. Early adoption is permitted.

The Group plans to adopt the new standard on the required effective date using the modified retrospective method, under which the accumulated effect of applying this new standard is presented adjusting the beginning balance of accumulated results (January 1, 2018). During 2016, the Group performed a preliminary assessment of IFRS 15, which was followed by a more detailed analysis in 2017.

(a)	Sales of mineral
For contracts with customers in which the sale of the mineral is expected to be the only performance obligation, it is expected that IFRS 15 will not have an impact on the income and results of the Group. The Group expects that the income recognition will occur at the moment in which control of the asset is transferred to the client, which generally occurs with the delivery of the goods. At the time of preparing the adoption of IFRS 15, the Group has considered the following:

(i)	Provisionally priced sales –

As discussed in note 2.1(q), the Group recognizes an embedded derivative for its concentrates sales at provisional pricing. IFRS 15 does not change the assessment of the impact of these provisional pricing features, which are required to account for in accordance with IFRS 9. Any subsequent changes that arise due to differences between initial and final assay will still be considered within the scope of IFRS 15 and will be subject to the constraint on estimates of variable consideration.

Revenue in respect of the host contract will be recognized when control passes to the customer and will be measured at the amount the entity expects to be entitled – being the estimate of the price expected to be received at the end of the quotation period (QP) using the most recently determined estimate of metal in concentrate (based on initial assay results) and the estimated forward price (which is consistent with current practice). When considering the initial assay estimate, the Group has considered the requirements of IFRS 15 in relation to the constraint on estimates of variable consideration. It will only include amounts in the calculation of revenue where it is highly probable that a significant revenue reversal will not occur when the uncertainty relating to final assay/quality is subsequently resolved, at the end of the QP. As disclosed above, the assay differences are not usually material to the Group, hence, no change is expected when compared to the current approach. Consequently, at the time the concentrate passes to the client, the Group will recognize a receivable because from that time it considers it has an unconditional right to consideration. This receivable will then be accounted for in accordance with IFRS 9.

With respect to the presentation of amounts arising from such provisionally priced contracts, IFRS 15 requires revenue from contracts with customers to be disclosed separately from other types of revenue. This means that revenue recognized from the initial sale must be separately disclosed in the financial statements from any income recognized from subsequent movements in the fair value of the related concentrate receivable. As the Group currently discloses movements in the embedded derivative in “Net sales”, this requirement will have no impact on it. Consistent with current practice, any subsequent changes that arise due to differences between initial and final assay will be recognized as an adjustment to revenue from contracts with customers.

(ii)	Impact of shipping terms -
The Group sells a portion of its inventories under commercial terms in which the Group is responsible of the delivery services after the date at which control of the concentrate passes to the client at the port of loading, that is when it crosses the ship´s rail. Under IAS 18, these shipping services are currently not considered to represent a separate service, hence, no revenue is allocated to them. Instead, concentrate revenue is recognized in full at the date the concentrate passes the ship’s rail, and the costs associated with shipping the goods are considered to be part of cost of sales.

Under IFRS 15, the provision of shipping services in these types of arrangements will be a distinct service (and therefore a separate performance obligation) to which a portion of the transaction price should be allocated and recognized over time as the shipping services are provided. The impact of these changes include:

-	Deferral of revenue: Some of the revenue currently recognized when the concentrate passes the ship’s rail will be deferred and recognized as the shipping services are subsequently provided; and
-
Disclosures: The revenue allocated to shipping services may need to be disclosed separately from concentrate revenue (where material), either on the face of the statement of profit or loss and other comprehensive income or in the notes.

The Group has determined that while these changes will impact some of its arrangements, the overall year on year impact on the timing of revenue recognition will not be material and consequently such revenue will not be disclosed separately.

(b)	Presentation and disclosure requirements
In addition to the presentation and disclosure requirements for provisionally priced sales discussed above, IFRS 15 contains other presentation and disclosure requirements which are more detailed than the current IFRS. The presentation requirements represent a significant change from current practice and will increase the volume of disclosures required in the Group’s financial statements. In 2017, the Group continued testing appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

IFRS 16 Leases
IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees: leases of ’low-value’ assets and short-term leases. IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted. The Group is evaluating the impact of IFRS 16 in its consolidated financial statements and plans to adopt the new standard on the required effective date.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Standards Issued But Not Effective [Line Items]
Disclosure of initial application of standards or interpretations [text block]
4.	Standards issued but not effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements that the Company reasonably expects will have an impact on its disclosures, financial position or performance when applied at a future date are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective. Of the other standards and interpretations that are issued, but not yet effective, they have not been listed, as these are not expected to impact the Company.

IFRS 9 Financial Instruments -
In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early application permitted. Except for hedge accounting, retrospective application is required, but the provision of comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company plans to adopt the new standard on the required effective date and will not restate comparative information.

During 2017, the Company performed an impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Company in 2018 when the Company will adopt IFRS 9. Overall, the Company expects no significant impact on its statement of financial position or equity from the adoption of IFRS 9.

(a)	Classification and measurement -
The Company does not expect a significant impact on its statement of financial position and equity on applying the classification and measurement requirements of IFRS 9.

Trade receivables are considered to be held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

For other financial assets currently measured at fair value, e.g., available-for-sale financial assets, the Company will continue to classify and measure these at fair value.

There will be no impact on financial liabilities.

(b)	Impairment -
IFRS 9 requires the Company to now use an expected credit loss model for its trade receivables measured at amortised cost, either on a 12-month or lifetime basis. The Company will apply the simplified approach and record lifetime expected losses on all trade receivables measured at amortised cost. Given the short term nature of these receivables, the Company does not expect these changes will have a significant impact.

(c)	Hedge accounting -
The changes in IFRS 9 relating to hedge accounting will have no impact as the Company does not currently apply hedge accounting.

IFRS 15 Revenue from Contracts with Customers -
IFRS 15 was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after 1 January 2018. Early adoption is permitted.

The Company plans to adopt the new standard on the required effective date using the modified retrospective method. During 2016, the Company performed a preliminary assessment of IFRS 15, which was followed by a more detailed analysis in 2017.

The key issues identified, and the Company’s views and perspectives, are set out below. These are based on the Company’s current interpretation of IFRS 15 and may be subject to changes as interpretations evolve more generally. Furthermore, the Company is considering and will continue to monitor any further development.

To date, the Company has identified the following issues that require consideration.

(a)	Impact of shipping terms -
The Company is responsible for shipping services until the date at which control of the refined gold passes to the customer. Under IFRS 15, these shipping activities are considered fulfilment activities, consistent with IAS 18. Therefore, the Company considers that there will not be an impact for the shipping activities on the revenue recognition.

(b)	Other presentation and disclosure requirements -
IFRS 15 contains other presentation and disclosure requirements which are more detailed than the current IFRS. The presentation requirements represent a significant change from current practice and will increase the volume of disclosures required in the Company’s financial statements. Many of the disclosure requirements in IFRS 15 are new.

In 2017, the Company continued testing appropriate systems, internal controls, policies and procedures necessary to collect and disclose the required information.

IFRS 16 Leases
IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less).
IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted, but not before an entity applies IFRS 15.

In 2018, the Company plans to assess the potential effect of IFRS 16 on its consolidated financial statements.